UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2009

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2009

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

The CAN SLIM® Select Growth Mutual Fund uses the CAN SLIM System introduced by legendary investor William O’Neil. Traded under the symbol CANGX, the fund seeks long-term capital appreciation and invests primarily in common stocks of all sizes exhibiting accelerated earnings growth, market leadership, and other characteristics consistent with the CAN SLIM® Select List.

NorthCoast Asset Management in Greenwich, Conn. began managing the fund on May 20, 2008.

As you can see from the chart on page 8, the CAN SLIM Select Growth Fund has handily outperformed the S&P 500, a common benchmark, since NorthCoast became the fund’s manager. While the fund seeks top stocks that meet the CAN SLIM criteria, it also utilizes a “cash-scaling” approach that seeks to protect assets during downturns in the market which really helped during the last six months of the fund’s fiscal year.

In brief recap, the 2nd quarter of 2008 saw the market pull a big head fake – first baiting investors in for a couple of months and then lowering the boom in June with an S&P 500 decline of -8.3% which ranks as the second worst month in the last forty years.  On June 17, 2008 the Fund saw a high of $11.47 (+15.74%, the high point for the 3 months ending 06/30/2008, and the first three of the new fiscal year) and was near fully invested. This date, however,  also marked the beginning of a historically difficult period that included the bankruptcy of many venerable names in the financial community and sharply eroding confidence. In the ensuing quarter ending September 30, 2008 the Fund was down -11.40% versus the S&P 500’s decline of -9.1% and the category’s -16.3% (Morningstar’s Mid-Cap Growth).

The 4½ month period beginning in mid-August 2008 may go down in market history as one of the most devastating of all time – peak to trough, the S&P dropped some 56%, but we believe because of the cash protection provided by the Advisor’s program, the Fund was off just 17.04%.

The 2008 year-end rally which took the S&P 500 Index up 27% from its November lows evaporated as markets sharply reversed beginning January 6th. Negative news ripped across the headlines. State Street Bank

CAN SLIM® SELECT GROWTH FUND

blindsided investors with a surprise loss. Larry Summers (then still part of the Fed) sent a letter dated January 15th to the Congressional leadership promising that bad banks wouldn’t be allowed to pay dividends. Fears that the new administration would nationalize banks sent their share prices plummeting. The Labor Department reported that payroll employment plunged by 651,000 in February, and the Obama administration presented its multi-trillion-dollar deficit proposal on February 26th. When it was over, the market, as measured by the S&P 500 Index, hit a new bottom on March 6th and started the year in a -25% hole.

CAN SLIM Select Growth Fund was not immune to these gyrations, but it did fare substantially better than some broad averages. During the fiscal year the Fund’s NAV (net asset value) moved from $9.91 on March 31, 2008 to $8.61 on March 31, 2009, a decline of -13.12%, while the S&P dropped -39.58% and the category (Morningstar’s Mid-Cap Growth) dropped -38.09% in the same period.

Further, the Fund’s volatility (as measured by the fiscal year’s daily standard deviation) was also a substantial 2/3rds less the 500 stocks aggregated in the S&P broad average.

A prime tenet of the Advisor’s strategy is to move to cash methodically as the market declines. Thus, CANGX was 70% in cash as 2008 ended, in an effort to protect capital until we felt that the market could demonstrate some upward movement confirmed by volume. As most will recognize these principles are derived directly from the CAN SLIM methodology and consistent with that philosophy, the Fund began adding positions as the market moved up in late March, to finish with some 51% of its money invested – the “green shoots” idea of early economic recovery were in the air. Be assured that whatever the market environment, NorthCoast Asset Management will continue to rigorously execute the investment methodology that has brought us this far.

Sincerely,

Rick Semels
CEO

CAN SLIM® SELECT GROWTH FUND

The CAN SLIM® Select Growth Fund is a long-term growth portfolio that invests in CAN SLIM® stocks as markets are rising and scales to cash as markets weaken. Its objective is capital appreciation.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Investment performance reflects fee waivers.  In the absence of fee waivers, total returns would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Morningstar Mid-Cap Growth Category represents a universe of funds with similar investment objectives.  You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments in this report.

The CAN SLIM Select Growth Fund is distributed by Quasar Distributors, LLC (5/09)

Past performance is not a guarantee of future results.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2009 (UNAUDITED)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/08 - 3/31/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
(CONTINUED)

of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/08	3/31/09	10/1/08 – 3/31/09*
Actual	$1,000	$869	$7.94
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.57

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS RUSSELL 2500 GROWTH INDEX

Cumulative Total Returns for the period ended March 31, 2009

		Since Inception
	1 Year	(5/20/08)
CAN SLIM® Select Growth Fund	-13.12%	-23.81%
S&P 500 Index	-37.73%	-42.22%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 20, 2008* (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

*	On May 20, 2008, NorthCoast started managing the Fund. Previous periods during which the Fund was advised by another investment advisor are not shown.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2009

Shares		Value
COMMON STOCKS: 36.1%
Capital Goods: 1.9%
14,335	Applied Signal Technology, Inc.	$289,997
13,476	Encore Wire Corp.	288,791
		578,788
Commercial Services & Supplies: 1.9%
11,766	ICF International, Inc.*	270,265
16,129	SAIC, Inc.*	301,128
		571,393
Consumer Durables & Apparel: 1.0%
15,962	Carter’s, Inc.*	300,245
Diversified Financials: 1.9%
4,019	Greenhill & Co., Inc.	296,803
18,887	SWS Group, Inc.	293,315
		590,118
Energy: 1.9%
13,968	NuStar GP Holdings, LLC	287,880
9,298	World Fuel Services Corp.	294,096
		581,976
Food, Beverage & Tobacco: 3.2%
6,381	Coca-Cola Bottling Co. Consolidated	332,131
11,706	Diamond Foods, Inc.	326,949
6,899	Green Mountain Coffee Roasters, Inc.*	331,152
		990,232
Health Care Equipment & Services: 2.0%
11,676	AMERIGROUP Corp.*	321,557
6,873	Cerner Corp.*	302,206
		623,763
Insurance: 1.7%
6,159	China Life Insurance Co. Ltd - ADR	303,269

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2009 (CONTINUED)

Shares		Value
COMMON STOCKS: 36.1% (Continued)
Insurance: 1.7% (Continued)
11,220	Fidelity National Financial, Inc.	$218,902
		522,171
Materials: 2.0%
6,534	Newmont Mining Corp.	292,462
9,594	The Scotts Miracle-Gro Co.	332,912
		625,374
Pharmaceuticals & Biotechnology: 2.0%
12,654	Genomic Health, Inc.*	308,505
7,032	Myriad Genetics, Inc.*	319,745
		628,250
Retailing: 4.9%
11,285	Aaron Rents, Inc.*	300,858
7,878	Best Buy Co, Inc.	299,049
10,813	Monro Muffler Brake, Inc.	295,519
17,052	The Pantry, Inc.*	300,286
15,322	Rent-A-Center, Inc.*	296,787
		1,492,499
Semiconductors & Semiconductor Equipment: 1.8%
8,866	NVE Corp.*	255,430
10,856	Silicon Laboratories, Inc.*	286,598
		542,028
Software & Services: 8.9%
14,834	ACI Worldwide, Inc.*	278,138
9,110	Advent Software, Inc.*	303,454
6,202	Affiliated Computer Services, Inc.*	297,014
11,105	Intuit, Inc.*	299,835
14,616	j2 Global Communications, Inc.*	319,944
7,674	MAXIMUS, Inc.	305,886
6,372	Quality Systems, Inc.	288,333

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2009 (CONTINUED)

Shares		Value
COMMON STOCKS: 36.1% (Continued)
Software & Services: 8.9% (Continued)
8,162	Shanda Interactive
	Entertainment Ltd - ADR*	$322,644
10,012	Sybase, Inc.*	303,263
		2,718,511
Utilities: 1.0%
24,698	CMS Energy Corp.	292,424
TOTAL COMMON STOCKS
(Cost $10,842,467)		11,057,772

INVESTMENT COMPANIES: 14.3%
31,826	iShares S&P SmallCap 600 Index Fund	1,161,330
18,411	S&P Midcap 400 SPDR Trust Series 1	1,632,135
19,970	SPDR Trust Series 1	1,586,417
TOTAL INVESTMENT COMPANIES
(Cost $4,916,512)		4,379,882

SHORT-TERM INVESTMENTS: 55.9%
Money Market Funds: 55.9%
2,884,241	AIM Liquid Assets Portfolio -
	Institutional Class	2,884,241
14,260,672	Fidelity Money Market Portfolio	14,260,672
		17,144,913
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,144,913)		17,144,913
TOTAL INVESTMENTS IN SECURITIES: 106.3%
(Cost $32,903,892)		32,582,567
Liabilities in Excess of Other Assets: (6.3)%		(1,922,316)
TOTAL NET ASSETS: 100.0%		$30,660,251

*  Non-income producing security.
ADRAmerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2009

ASSETS
Investments in securities, at value
(cost $32,903,892) (Note 2)	$32,582,567
Cash	7,747
Receivables:
Investment securities sold	73,785
Fund shares sold	308,900
Dividends and interest	33,970
Prepaid expenses	17,452
Total assets	33,024,421

LIABILITIES
Payables:
Investment securities purchased	2,126,000
Fund shares redeemed	152,027
Investment advisory fees, net	10,079
Administration fees	4,976
Custody fees	1,472
Distribution fees	18,123
Fund accounting fees	9,414
Transfer agent fees	7,324
Chief Compliance Officer fees	1,250
Other accrued expenses	33,505
Total liabilities	2,364,170
NET ASSETS	$30,660,251
Net asset value, offering price and redemption price
per share ($30,660,251/3,562,547 shares
outstanding; unlimited number of shares
authorized without par value)	$8.61

COMPONENTS OF NET ASSETS
Paid-in capital	$43,887,583
Accumulated net realized loss on investments	(12,906,007)
Net unrealized depreciation on investments	(321,325)
Net assets	$30,660,251

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009

INVESTMENT INCOME
Dividends (net of $2,333 foreign withholding tax)	$158,901
Interest	281,101
Total investment income	440,002

EXPENSES (Note 3)
Investment advisory fees	264,845
Distribution fees	66,211
Administration fees	52,965
Transfer agent fees	43,344
Fund accounting fees	38,498
Reports to shareholders	24,402
Miscellaneous expenses	22,586
Audit fees	18,949
Registration fees	15,227
Legal fees	9,311
Trustee fees	7,482
Custody fees	6,981
Chief Compliance Officer fees	6,377
Insurance expense	1,316
Total expenses	578,494
Less: fees waived	(128,184)
Net expenses	450,310
Net investment loss	(10,308)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(3,478,148)
Change in net unrealized
depreciation on investments	(266,315)
Net realized and unrealized
loss on investments	(3,744,463)
Net decrease in net assets
resulting from operations	$(3,754,771)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2009	2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(10,308)	$(177,098)
Net realized gain (loss)
on investments	(3,478,148)	5,041,306
Change in net unrealized
depreciation on investments	(266,315)	(2,687,575)
Net increase (decrease) in net
assets resulting from operations	(3,754,771)	2,176,633

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares (a) (b)	9,507,808	(22,116,851)
Total increase (decrease)
in net assets	5,753,037	(19,940,218)

NET ASSETS
Beginning of year	24,907,214	44,847,432
End of year	$30,660,251	$24,907,214

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2009		March 31, 2008
	Shares	Value	Shares	Value
Shares sold	2,202,472	$20,675,775	514,751	$ 5,616,230
Shares
redeemed (b)	(1,153,325)	(11,167,967)	(2,626,826)	(27,733,081)
Net decrease	1,049,147	$9,507,808	(2,112,075)	$(22,116,851)

(b)  Net of redemption fees of $4,102 and $3,570 respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH
YEAR/PERIOD

	Year	Year		Year	Period
	Ended	Ended		Ended	Ended
	March 31,	March 31,		March 31,	March 31,
	2009	2008		2007	2006*
Net asset value,
beginning of year/period	$9.91	$9.70		$11.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	0.00	(0.07)		(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.30)	0.28		(1.64)	1.44
Total from
investment operations	(1.30)	0.21		(1.74)	1.42

LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.00 **	0.00	**	0.02	0.00	**
Net asset value,
end of year/period	$8.61	$9.91		$9.70	$11.42
Total return	(13.12)%	2.16%		(15.06)%	14.20%^

RATIO/SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$30.7	$24.9		$44.8	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.18%	2.01%		1.81%	2.39%+
After fees waived and
expenses absorbed	1.70%	1.70%		1.70%	1.70%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.52)%	(0.83)%		(0.78)%	(1.68)%+
After fees waived and
expenses absorbed	(0.04)%	(0.52)%		(0.67)%	(0.99)%+
Portfolio turnover rate	393%	226%		493%	118%^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.  On May 20, 2008, NorthCoast Asset Management, LLC started managing the Fund.  Prior to May 20, 2008 the Fund was managed by another investment advisor.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2009, the Fund did not hold fair valued securities.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The CAN SLIM Select Growth Fund has adopted FAS 157 effective April 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the CAN SLIM Select Growth Fund’s net assets as of March 31, 2009:

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

Investments
Description	in Securities
Level 1 – Quoted prices	$32,582,567
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$32,582,567

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2009, the Fund had post-October losses of $3,367,454.

At March 31, 2009, the Fund has an estimated capital loss carryforward of $9,398,423, which $9,229,320 expires in 2015 and $169,103 which expires in 2017.

On September 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax expense in the current year.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and Massachusetts.  Tax years include the tax years ended March 31, 2006 through 2009.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2009.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C.
Reclassification of Capital Accounts. Accounting principles generally  accepted in the United States of America required that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2009, the Fund decreased paid in capital by $10,308 and decreased accumulated net investment loss by $10,308 as a result of net operating loss and other reclassifications.

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
New Accounting Pronouncements.  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

derivative instruments affect and entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the period April 1, 2008 to May 19, 2008 Duncan-Hurst Capital Management, L.P. provided the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, Duncan-Hurst furnished all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, Duncan-Hurst is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period ended May 19, 2008, the Fund incurred $35,009 in investment advisory fees.

Duncan-Hurst has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  For the period ended May 19, 2008, the Advisor waived $12,802 in fees for the Fund.

On May 19, 2008, NorthCoast Asset Management, LLC (“NorthCoast”) was approved by the Board of Trustees of the Trust as

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

investment advisor to the Fund. At the same time, the Trust terminated the Agreement between Duncan-Hurst Capital Management, L.P. and the Trust, on behalf of the Fund.  As of May 20, 2008, NorthCoast started managing the Fund under an Interim Investment Advisory Agreement (“Interim Advisory Agreement”) that was also approved by the Board in anticipation of this change in investment advisors.  The terms of the Interim Advisory Agreement are substantially identical to the terms of the recently terminated Agreement except for the identity of the investment advisor and the commencement date.

As compensation for its services, NorthCoast is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period May 20, 2008 through March 31, 2009, the Fund incurred $229,836 in investment advisory fees.

NorthCoast has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period May 20, 2008 through March 31, 2009, the Advisor waived $115,382 in fees for the Fund.

NorthCoast is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by NorthCoast on behalf of the Fund that may be reimbursed was $115,382.  NorthCoast may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$115,382

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the year ended March 31, 2009, the Fund incurred $52,965 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended March 31, 2009, the Fund was allocated $6,377 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the year ended March 31, 2009, the Fund incurred $66,211 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended March 31, 2009, were $55,476,882 and $51,676,113 respectively.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2009 (CONTINUED)

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2009.

As of March 31, 2009, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of investments	$33,044,022
Gross unrealized appreciation	380,680
Gross unrealized depreciation	(842,135)
Net unrealized depreciation	(461,455)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(12,765,877)
Total accumulated gain	$(13,227,332)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 26, 2005 (commencement of operations) to March 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM Select Growth Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 26, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2009

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”).  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President,	1	Trustee,
(born 1943)	and	Term;	Talon Industries,		Allegiant
2020 E. Financial Way	Trustee	Since	Inc. (administrative,		Funds.
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly, Executive
Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant;		Foundation;
2020 E. Financial Way		Since	formerly, Chief		The
Suite 100		May 1991.	Executive Officer,		University
Glendora, CA 91741			Rockefeller Trust		of Virginia
			Co., (prior thereto		Law School
			Senior Vice President),		Foundation.
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
Carl A. Froebel	Trustee	Indefinite	Owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
2020 E. Financial Way		Since	(Vacation Services);
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder, National
Investor Data Services,
Inc. (investment related
computer software).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term;	formerly,		Trustee, The
2020 E. Financial Way		Since	Executive Vice		Managers
Suite 100		May 1991.	President,		Funds,
Glendora, CA 91741			Investment Company		Managers
			Administration, LLC		AMG
			(“ICA”) (mutual		Funds;
			fund administrator).		Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Officers of the Trust
Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term;	President, U.S.	Applicable.	Applicable.
2020 E. Financial Way		Since	Bancorp Fund
Suite 100		Aug. 2002.	Services, LLC
Glendora, CA 91741	Chief	Indefinite	since July 2001.
	Compli-	Term;
	ance	Since
	Officer	Sept. 2004
	Anti-	Indefinite
	Money	Term;
	Laun-	Since
	dering	Dec. 2005.
Officer
Eric W. Falkeis	Treasurer	Indefinite	Senior Vice	Not	Not
(born 1973)		Term;	President	Applicable.	Applicable.
615 East Michigan St.		Since	USBFS since
Milwaukee, WI 53202		Aug. 2002.	September 2007;
Chief Financial
Officer, U.S.
Bancorp Fund
Services, LLC, since
April 2006; Vice
President, U.S. Bancorp
Fund Services, LLC
since 1997; formerly,
Chief Financial Officer,
Quasar Distributors,
LLC (2000-2003).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Elaine E. Richards	Secretary	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
2020 E. Financial Way		Since	Compliance
Suite 100		February	Officer, U.S.
Glendora, CA 91741		2008.	Bancorp Fund
Services, LLC,
since July 2007;
formerly, Vice
President and Senior
Counsel, Wells Fargo
Funds Management, LLC
(2004-2007), formerly,
Vice President and
Legal Compliance
Officer, U.S. Bancorp
Fund Services, LLC
(1998-2004).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.northcoastam.com.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
35 Mason Street
Greenwich, CT 06830
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Select Growth Fund

	FYE 3/31/2009	FYE 3/31/2008
Audit Fees	$16,500	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	$2,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

CAN SLIM Select Growth Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  June 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  June 2, 2009

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  June 3, 2009

* Print the name and title of each signing officer under his or her signature.